Secured Notes Payable (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Beginning balance			$ 4,110,000	$ 1,947,000	$ 1,947,000
Amortization of debt discount and deferred financing costs			2,483,000	1,921,000	2,247,000	$ 720,000
Acceleration of debt discount-extinguishment			(1,429,000)		(707,000)
Additional debt discount-March warrants			1,497,000		791,000
Additional debt discount-February warrants			(148,000)
Additional debt discount-warrant modification			(206,000)
Ending balance	4,519,000		4,519,000		4,110,000	1,947,000
Less: Current Portion	(4,519,000)		(4,519,000)
Long Term Portion
Notes [Member]
Debt Instrument [Line Items]
Beginning balance			5,000,000	5,000,000	5,000,000
Amortization of debt discount and deferred financing costs
Acceleration of debt discount-extinguishment
Additional debt discount-March warrants
Additional debt discount-February warrants
Additional debt discount-warrant modification
Ending balance	5,000,000		5,000,000		5,000,000	5,000,000
Less: Current Portion	(5,000,000)		(5,000,000)		(5,000,000)
Long Term Portion
Debt Discount [Member]
Debt Instrument [Line Items]
Beginning balance			(791,000)	(2,750,000)	(2,750,000)
Amortization of debt discount and deferred financing costs			2,186,000		2,043,000
Acceleration of debt discount-extinguishment					707,000
Additional debt discount-March warrants			(1,497,000)		(791,000)
Additional debt discount-February warrants			(148,000)
Additional debt discount-warrant modification			(206,000)
Ending balance	(456,000)		(456,000)		(791,000)	(2,750,000)
Less: Current Portion	456,000		456,000
Long Term Portion
Offering Costs [Member]
Debt Instrument [Line Items]
Beginning balance			(99,000)	$ (303,000)	(303,000)
Amortization of debt discount and deferred financing costs			74,000		204,000
Acceleration of debt discount-extinguishment
Additional debt discount-March warrants
Additional debt discount-February warrants
Additional debt discount-warrant modification
Ending balance	(25,000)		(25,000)		$ (99,000)	$ (303,000)
Less: Current Portion	25,000		25,000
Long Term Portion